Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - Not measured at fair value - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Fair values of financial assets and financial liabilities
Financial assets	$ 733,863	$ 746,686
Financial assets, Fair Value	735,629	748,306
Financial liabilities, Carrying Amount	762,834	749,430
Financial liabilities, Fair Value	764,483	751,562
Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	2,250	3,287
Financial liabilities, Fair Value	2,250	3,287
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	555,367	524,834
Financial liabilities, Fair Value	555,621	525,516
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	36,276	23,845
Financial liabilities, Fair Value	36,276	23,845
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	144,992	175,638
Financial liabilities, Fair Value	146,402	176,838
Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	23,949	21,826
Financial liabilities, Fair Value	23,934	22,076
Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	30,129	20,059
Financial assets, Fair Value	30,129	20,059
Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,778	5,930
Financial assets, Fair Value	4,778	5,930
Investment securities
Fair values of financial assets and financial liabilities
Financial assets	984	820
Financial assets, Fair Value	984	820
Loans
Fair values of financial assets and financial liabilities
Financial assets	692,498	714,510
Financial assets, Fair Value	694,264	716,130
Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	5,474	5,367
Financial assets, Fair Value	5,474	5,367
Quoted market prices (Level 1)
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	34,907	25,989
Financial liabilities, Fair Value	2,250	3,287
Quoted market prices (Level 1) | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	2,250	3,287
Quoted market prices (Level 1) | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	30,129	20,059
Quoted market prices (Level 1) | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,778	5,930
Valuation techniques (Market observable) (Level 2)
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,898	5,733
Financial liabilities, Fair Value	757,062	745,485
Valuation techniques (Market observable) (Level 2) | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	552,192	522,726
Valuation techniques (Market observable) (Level 2) | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	36,276	23,845
Valuation techniques (Market observable) (Level 2) | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	144,660	176,838
Valuation techniques (Market observable) (Level 2) | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	23,934	22,076
Valuation techniques (Market observable) (Level 2) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	424	366
Valuation techniques (Market observable) (Level 2) | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	5,474	5,367
Valuation techniques (Non-market observable) (Level 3)
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	694,824	716,584
Financial liabilities, Fair Value	5,171	2,790
Valuation techniques (Non-market observable) (Level 3) | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	3,429	2,790
Valuation techniques (Non-market observable) (Level 3) | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	1,742
Valuation techniques (Non-market observable) (Level 3) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	560	454
Valuation techniques (Non-market observable) (Level 3) | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	694,264	716,130
Parent Entity
Fair values of financial assets and financial liabilities
Financial assets	811,227	793,682
Financial assets, Fair Value	813,719	795,965
Financial liabilities, Carrying Amount	860,644	811,962
Financial liabilities, Fair Value	861,967	813,889
Parent Entity | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	1,862	2,849
Financial liabilities, Fair Value	1,862	2,849
Parent Entity | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	488,622	464,075
Financial liabilities, Fair Value	488,744	464,691
Parent Entity | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	35,507	23,146
Financial liabilities, Fair Value	35,507	23,146
Parent Entity | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	124,680	153,050
Financial liabilities, Fair Value	125,896	154,111
Parent Entity | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	186,024	147,016
Financial liabilities, Fair Value	186,024	147,016
Parent Entity | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	23,949	21,826
Financial liabilities, Fair Value	23,934	22,076
Parent Entity | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	25,436	17,692
Financial assets, Fair Value	25,436	17,692
Parent Entity | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,641	5,773
Financial assets, Fair Value	4,641	5,773
Parent Entity | Investment securities
Fair values of financial assets and financial liabilities
Financial assets	3	27
Financial assets, Fair Value	3	27
Parent Entity | Loans
Fair values of financial assets and financial liabilities
Financial assets	607,263	631,676
Financial assets, Fair Value	608,602	633,003
Parent Entity | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets	169,139	133,899
Financial assets, Fair Value	170,292	134,855
Long-term debt instruments with equity characteristics included in investments in subsidiaries	11,177	8,165
Parent Entity | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	4,745	4,615
Financial assets, Fair Value	4,745	4,615
Parent Entity | Quoted market prices (Level 1)
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	30,077	23,465
Financial liabilities, Fair Value	1,862	2,849
Parent Entity | Quoted market prices (Level 1) | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	1,862	2,849
Parent Entity | Quoted market prices (Level 1) | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	25,436	17,692
Parent Entity | Quoted market prices (Level 1) | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,641	5,773
Parent Entity | Valuation techniques (Market observable) (Level 2)
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	131,371	94,299
Financial liabilities, Fair Value	679,594	669,326
Parent Entity | Valuation techniques (Market observable) (Level 2) | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	487,452	463,440
Parent Entity | Valuation techniques (Market observable) (Level 2) | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	35,507	23,146
Parent Entity | Valuation techniques (Market observable) (Level 2) | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	125,896	154,111
Parent Entity | Valuation techniques (Market observable) (Level 2) | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	6,805	6,553
Parent Entity | Valuation techniques (Market observable) (Level 2) | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	23,934	22,076
Parent Entity | Valuation techniques (Market observable) (Level 2) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	3	4
Parent Entity | Valuation techniques (Market observable) (Level 2) | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	126,623	89,680
Parent Entity | Valuation techniques (Market observable) (Level 2) | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	4,745	4,615
Parent Entity | Valuation techniques (Non-market observable) (Level 3)
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	652,271	678,201
Financial liabilities, Fair Value	180,511	141,714
Parent Entity | Valuation techniques (Non-market observable) (Level 3) | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	1,292	1,251
Parent Entity | Valuation techniques (Non-market observable) (Level 3) | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities, Fair Value	179,219	140,463
Parent Entity | Valuation techniques (Non-market observable) (Level 3) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Fair Value		23
Parent Entity | Valuation techniques (Non-market observable) (Level 3) | Loans
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	608,602	633,003
Parent Entity | Valuation techniques (Non-market observable) (Level 3) | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets, Fair Value	$ 43,669	$ 45,175